Consolidated income statement - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated income statement
Revenue		£ 10,858	£ 9,545	£ 9,892
Cost of sales		(4,281)	(3,595)	(3,982)
Gross profit		6,577	5,950	5,910
Selling, general and administration		(4,483)	(4,086)	(4,220)
Research and development		(300)	(257)	(304)
Other operating income		31	31	212
Operating profit		1,825	1,638	1,598
Finance income		51	17	20
Finance expense		(258)	(19)	(27)
Net finance costs		(207)	(2)	(7)
Profit before tax		1,618	1,636	1,591
Income tax		(499)	(197)	(410)
Profit after tax for the year		1,119	1,439	1,181
Profit attributable to shareholders		1,060	1,390	1,145
Profit attributable to non-controlling interests		£ 59	£ 49	£ 36
Basic earnings per share	[1]	£ 0.115	£ 0.151	£ 0.124
Diluted earnings per share	[1]	£ 0.115	£ 0.151	£ 0.124

[1]	Earnings per share calculation for the years ended 31 December 2021 and 31 December 2020 have been adjusted retrospectively as required by IAS 33 ‘Earnings per share’ due to the increase in the number of ordinary shares outstanding as a result of the demerger activities that took place in July 2022. Diluted earnings per share for the year ended 31 December 2022 has been calculated after adjusting the weighted average number of shares used in the basic calculation to assume the conversion of all potential dilutive shares. There were no dilutive equity instruments for the years ended 31 December 2021 and 31 December 2020.